MEZZANINE EQUITY AND WARRANT LIABILITIES	12 Months Ended
Dec. 31, 2025
MEZZANINE EQUITY AND WARRANT LIABILITIES
MEZZANINE EQUITY AND WARRANT LIABILITIES

13.MEZZANINE EQUITY AND WARRANT LIABILITIES

On December 28, 2020, KAH entered into a definitive securities purchase agreement with U.S. based KX Ventures 4 LLC (the “Investor”) and completed the initial closing on December 29, 2020.

Pursuant to the agreement, the Investor will invest $6,000 in newly designated Series A convertible preferred shares (the “Series A Preferred Shares”) of KAH. The first instalment of $3,000 closed on December 29, 2020 (the “First Closing”). The Series A Preferred Shares are convertible into 1,000,000 ordinary shares of KAH’s at a conversion price of $5,400 (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation), subject to customary adjustments. Pursuant to the Purchase Agreement, the Investor will also receive warrants to subscribe for KAH’s ordinary shares at an exercise price of $3.00 per share. The preferred shares and ordinary shares underlying the warrants are not subject to stock split.

In connection with the issuance of 3,000 convertible preferred shares at the First Closing, 1,500,000 Series A Warrants, 1,333,333, Series B Warrants and 2,000,000 Series C Warrants (collectively the “Warrants”) were issued to the Investor, with each warrant provided the holder the right to subscribe for KAH’s ordinary shares at an exercise price of $5,400 per share (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation). Series A and Series B Warrants are immediately exercisable, and Series C Warrants are exercisable upon exercise and in proportion to the number of Series B Warrants exercised. Series A, B and C warrants expire on December 29, 2027, August 29, 2024 and June 29, 2028, respectively.

13.MEZZANINE EQUITY AND WARRANT LIABILITIES (CONTINUED)

The Series A Preferred Shares and Warrants are bundled transactions, which were considered as equity-linked instruments. The management has determined that there was beneficial conversion feature attributable to the preferred shares because the initial effective conversion prices of these preferred shares were lower than the fair value of KAH’s ordinary shares at the relevant commitment dates, and the effect of beneficial conversion feature was recognized in additional paid-in capital. The fair value allocated to the Series A Preferred Shares was $1,310 at the date of the First Closing. The Warrants are classified as a liability and the fair value allocated to warrants was $1,690 as of the date of the First Closing.

The Group classified the Series A Preferred Shares as mezzanine equity as they were contingently redeemable upon the occurrence of the redemption event which is outside the Group’s control. The Series A Preferred Shares was redeemable if the volume-weighted average price is less than $5,400 per share (after giving effects to the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation) on the 54-month anniversary of December 29, 2020 (the “Original Issue Date”) and expired in 2025.

The Group accrete changes in the redemption value over the period from the date of issuance to the earliest redemption date (June 1, 2025) of the instrument using the interest method. In August 2021, total Series A preferred Shares of $3,000 were converted into 72,610 ordinary shares of the Group. As of December 31, 2025 and 2024, the Group had no outstanding Series A Preferred Shares.

The Warrants were classified as the warrant liability on the issuance date and was subsequently remeasured at fair value at each reporting date before the warrants are exercised or expired. The changes in fair value of warrant liabilities were charged to the consolidated statements of operations and comprehensive loss. No warrants were exercised as of December 31, 2025. As of December 31, 2025 and 2024, the Group had outstanding warrant liabilities of $nil and $22. As of December 31, 2025 and 2024, the key factors in estimating the fair value of warrant liabilities were as follow:

	As of December 31, 2025
	Series A Warrant	Series C Warrant
Risk-free rate of return	3.47%	3.47%
Estimated volatility rate	230.52%	230.52%
Dividend yield	0%	0%
Spot price of underling ordinary share	5.19	5.19
Exercise price	$5,400	$5,400
Fair value of warrant	$0	$0

	As of December 31, 2024
	Series A Warrant	Series C Warrant
Risk-free rate of return	4.45%	4.48%
Estimated volatility rate	57.91%	57.17%
Dividend yield	0%	0%
Spot price of underling ordinary share	45.6	45.6
Exercise price	$5,400	$5,400
Fair value of warrant	$9	$13